Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2019
Segment Reporting [Abstract]
Schedule of operating segments
	For the Year Ended
	March 31, 2019	March 31, 2018	March 31, 2017
Revenue from Online Education Service
Revenue from B2B2C Service	$3,540,536	$4,467,605	$4,450,795
Revenue from B2C Service	645,060	554,480	282,048
Revenue from Technological Development and Operation Service	1,172,427	945,811	439,845
Total	$5,358,023	$5,967,896	$5,172,688

Schedule of revenue from business operation
	For the Year Ended March 31, 2019
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$4,185,596	$1,172,427	$5,358,023
Cost of revenue and related tax	2,418,522	435,857	2,854,379
Gross profit	$1,767,074	$736,570	$2,503,644
Depreciation and amortization	$123,293	$7,731	$131,024
Total capital expenditures	$50,815	$14,017	$64,832

	For the Year Ended March 31, 2018
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$5,022,085	$945,811	$5,967,896
Cost of revenue and related tax	1,811,117	418,379	2,229,496
Gross profit	$3,210,968	$527,432	$3,738,400
Depreciation and amortization	$101,679	$20,255	$121,934
Total capital expenditures	$546,131	$7,399	$553,530

	For the Year Ended March 31, 2017
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$4,732,843	$439,845	$5,172,688
Cost of revenue and related tax	1,953,520	197,879	2,151,399
Gross profit	$2,779,323	$241,966	$3,021,289
Depreciation and amortization	$90,278	$28,579	$118,857
Total capital expenditures	$74,807	$869	$75,676

Schedule of total assets
	As of March 31, 2019	As of March 31, 2018
Total assets:
Online Education Service	$7,796,930	$8,701,048
Technological Development and Operation Service	685,724	906,656
Total Assets	$8,842,654	$9,607,704